QUEST CASH RESERVES

                                                        January 8, 1996


Dear Shareholder:

During the fiscal year ended November 30, 1995, Quest Cash Reserves continued to meet its objective of providing safety of principal, liquidity and maximum current income. Safety of our shareholders' principal has always been our greatest concern. Because of this we systematically perform on-going credit analyses of the municipalities, corporations and other entities in which the Portfolios invest. To further reduce risk, we continue to avoid all investments in derivative securities in each of our Portfolios.

Although long-term interest rates have declined dramatically since our last annual report to you, short-term interest rates have remained relatively high and the yields on each of our portfolios are significantly higher today than they were at this time last year. For instance, the seven-day compounded yield of the Primary Portfolio at November 30, 1995 was 5.01% compared with a yield of 4.47% one year earlier.

Recent Developments

Recently Quest for Value Advisors, the adviser to Quest Cash Reserves, sold certain of its assets. Although most of the assets sold were related to the equity and long-term fixed income funds in the Quest for Value Family of Funds, the Quest name will no longer be available to the Portfolios or to their adviser. Accordingly, Quest for Value Advisors has been renamed OpCap Advisors and, effective January 31, 1996, Quest Cash Reserves will change its name to OCC Cash Reserves. We want to assure you that the sale of the adviser's assets will neither result in any change in the management of the Fund's adviser nor in the way OCC Cash Reserves is managed.

If you have any questions or have any need to call us, please note that we have a new toll-free phone number: 1-800-401-6672.

Thank you for your continuing support and we look forward to serving your money market needs in the future. Best wishes for a healthy and happy New Year.

                                        Sincerely,

                                        /s/ Jospeh M. La Motta

                                        Joseph M. La Motta
                                        President

Quest Cash Reserves
One World Financial
Center
New York, NY 10281

Taxable
Primary Portfolio
Government Portfolio

Tax-Exempt
General Municipal Portfolio
California Municipal Portfolio
New York Municipal Portfolio

For more information or
assistance with your account
please call:
1-800-401-6672

INVESTMENT REVIEW
--------------------------------------------------------------------------------

Primary Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in a range of high-quality securities:
marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies; and repurchase agreements that are collateralized in full each day by U.S. Government securities.

Annual Review

During the fiscal year ended November 30, 1995, the daily dividends of the Primary Portfolio averaged 5.07% on an annual basis or 5.19% compounded monthly. At the fiscal year-end the Portfolio had a seven-day compounded yield of 5.01%, up from 4.47% at the beginning of the year. The average maturity of the Portfolio during the year ranged from a low of 29 days to a high of 69 days and on November 30 was 47 days.

Government Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; and repurchase agreements that are collateralized in full each day by such securities.

Annual Review

The Government Portfolio's daily dividend averaged 4.91% on an annual basis or 5.02% compounded monthly in the fiscal year ended November 30, 1995. On November 30 the seven-day compounded yield of the Portfolio was 4.88%, up from 4.52% a year earlier. The average maturity of the Portfolio during the year ranged from 16 days to 50 days. On November 30, it was 23 days.

General Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. Types of investments include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Annual Review

Daily dividends of the General Municipal Portfolio averaged 3.07% on an annual basis and 3.11% compounded monthly during the fiscal year ended November
30. For an investor not subject to the alternative minimum tax in the top Federal income tax bracket of 39.6%, the effective compounded monthly yield was equivalent to a taxable return of 5.15%. The seven-day compounded yield on November 30 was 3.08% compared with the year earlier when it was 2.87%.
Average maturity for the Portfolio ranged from 29 days to 69 days and on November 30 was 57 days.

California Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal and California personal income taxes, from investments in a diversified portfolio of high-grade municipal money market securities. The California municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interest in the foregoing.

Annual Review

For the year ended November 30, 1995, the daily dividend averaged 3.06% on an annual basis and 3.10% compounded monthly. For a person not subject to the alternative minimum tax in the top Federal and California income tax brackets of 39.6% and 11% respectively, the monthly compound return would be equivalent to a taxable return of 5.77%. Between the end of the last fiscal year and November 30, 1995, the seven-day compounded yield rose from 2.77% to 3.14%. The average maturity of the securities in the Portfolio ranged from 22 days to 69 days and was 45 days on November 30.

New York Municipal Portfolio

Objective

Seeks safety of principal, liquidity and maximum current income that is exempt from Federal, New York State and New York City income taxes, from investments in a portfolio of high-grade municipal money market securities. The New York municipal securities in which the Portfolio invests include municipal notes, short-term municipal bonds, short-term discount notes and participation interests in any of the foregoing.

Annual Review

In the year ended November 30, 1995, the daily dividends of the Portfolio averaged 3.03% on an annual basis and 3.07% compounded monthly. This was equivalent to an effective taxable yield of 5.78% for a person not subject to the alternative minimum tax in the top Federal, New York State and New York City tax brackets of 39.6%, 7.59375% and 4.46%, respectively. The seven-day compounded yield rose from 2.88% to 3.18% between the 1994 and 1995 fiscal year-ends. The average maturity of the Portfolio ranged between 19 days and 71 days. On November 30, it was 63 days.


TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (November 30, 1995) as to the Federal tax status of dividends and distributions received by shareholders during such fiscal year. Accordingly, we are advising you that per share dividends paid by the Primary and Government Portfolios amounting to $0.051 and $0.049, respectively, are subject to Federal income tax. Substantially all dividends paid by the General, California and New York Municipal Portfolios during the fiscal year were Federally exempt interest dividends, although each of those Portfolios did invest in securities which paid interest subject to the Federal alternative minimum tax during its fiscal year. The portion of dividends paid to shareholders subject to such tax amounted to 40.9%, 19.8% and 25.1%, for the General, California and New York Municipal Portfolios, respectively.

Since each of the Portfolio's fiscal year is not the calendar year, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the dividends received by you in calendar 1995. The amounts that will be reported will be the amounts to use on your 1995 Federal income tax return and probably will differ from the amounts which we must report for the Portfolio's fiscal year ended November 30, 1995. Enclosed with the mailing of this annual report is additional tax information, including a breakdown of the interest income derived by state for the General Municipal Portfolio and a quarterly breakdown of the percentage of the income in the Government Portfolio qualifying for state tax passthrough treatment. The breakdown of interest by state for the General Municipal Portfolio may be of value in reducing a shareholder's state or local tax liability, if any. Shareholders are advised to consult with their own tax advisors as to the Federal, state and local tax status of the income received.

November 30, 1995

SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

PRIMARY PORTFOLIO

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
U.S. Government Securities--4.2%
                Federal Farm Credit Bank,
$       15,000    5.63%, 1/4/96..................................  $ 14,920,242
        20,000    VRDN*, 5.87%-5.95%,
                  3/21/96-5/9/96.................................    19,997,576
        36,200  Federal National
                  Mortgage Association,
                  5.585%-5.63%,
                  12/7/95-1/10/96................................    36,035,887
                                                                   ------------
Total U.S. Government Securities
  (amortized cost--$70,953,705)..................................  $ 70,953,705
                                                                   ------------
Bankers' Acceptances--2.1%
$        9,900  First Union National Bank,
                  5.60%, 12/21/95................................  $  9,869,200
         7,000  National Bank of Detroit,
                  5.64%, 1/23/96-1/24/96.........................     6,941,250
         6,000  National Westminster Bank PLC,
                  5.63%, 12/12/95................................     5,989,678
        12,000  Republic National Bank of New York,
                  5.60%, 1/8/96..................................    11,929,067
                                                                   ------------
Total Bankers' Acceptances
  (amortized cost--$34,729,195)..................................  $ 34,729,195
                                                                   ------------
Certificates of Deposit--5.2%
$       36,000  National Westminster Bank PLC,
                  5.78%-5.81%,
                  1/12/96-2/1/96.................................  $ 36,000,636
        50,000  Societe Generale Bank,
                  5.76%-5.80%,
                  12/18/95-1/4/96................................    50,000,000
                                                                   ------------
Total Certificates of Deposit
  (amortized cost--$86,000,636)..................................  $ 86,000,636
                                                                   ------------
Commercial Paper--85.2%
$       39,600  Abbey National North America,
                  5.64%-5.71%,
                  1/5/96-3/6/96..................................  $ 39,289,074
        37,450  ABN-Amro North America Finance Inc.,
                  5.57%-5.70%,
                  12/5/95-2/16/96................................    37,229,441
        18,875  A. H. Robbins Co. Inc.,
                  5.70%-5.71%,
                  1/16/96-2/8/96.................................    18,703,847
        17,400  Alberta (Province of),
                  5.65%-5.71%,
                  12/28/95-1/12/96...............................    17,302,026

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
$       54,000  American Express Credit Corp.,
                  5.60%-5.75%,
                  12/4/95-2/5/96.................................  $ 53,738,806
        30,000  American Home Products Corp.,
                  5.70%-5.72%,
                  12/18/95-2/2/96................................    29,790,731
        35,000  American Telephone & Telegraph Co.,
                  5.62%-5.64%, 12/18/95..........................    34,906,925
        20,000  AVCO Financial Services Inc.,
                  5.70%-5.72%,
                  1/9/96-1/10/96.................................    19,874,700
        60,250  Bayerische Landesbank Girozentrale,
                  5.61%-5.76%,
                  1/2/96-2/26/96.................................    59,771,439
        15,000  Cheltenham & Gloucester Building
                  Society, 5.74%, 1/3/96.........................    14,921,075
        41,100  Commerzbank U.S. Finance Inc.,
                  5.62%-5.71%,
                  1/5/96-2/5/96..................................    40,801,871
         8,800  Compagnie Bancaire USA Funding
                  Corp., 5.65%-5.76%,
                  1/4/96-2/5/96..................................     8,727,536
        25,570  Daimler Benz North America Corp.,
                  5.65%-5.72%,
                  1/3/96-2/14/96.................................    25,357,128
        47,748  Deere (John) Capital Corp.,
                  5.60%-5.68%,
                  12/4/95-2/5/96.................................    47,486,806
        25,400  Dresdner U.S. Finance Inc.,
                  5.71%-5.72%,
                  1/22/96-1/23/96................................    25,187,919
        31,465  Eksportfinans A/S,
                  5.62%-5.66%,
                  12/1/95-12/20/95...............................    31,410,132
        25,915  Finnish Export Credit LTD,
                  5.70%-5.72%,
                  1/23/96-1/24/96................................    25,694,189
         6,000  Ford Credit Europe PLC,
                  5.74%, 12/19/95................................     5,982,780
        36,000  Ford Motor Credit Co.,
                  5.68%-5.69%,
                  12/6/95-1/12/96................................    35,854,611
        10,000  General Electric Capital Services Inc.,
                  5.62%, 1/22/96.................................     9,918,967
        60,000  General Motors Acceptance Corp.,
                  5.62%-5.65%,
                  12/8/95-12/28/95...............................    59,825,010
        30,000  Generale Bank Inc.,
                  5.59%-5.61%,
                  1/16/96-2/2/96.................................    29,758,969

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
Commercial Paper--85.2% (cont'd)
$       63,000  Glaxo Holdings PLC,
                  5.64%-5.66%,
                  2/12/96-2/22/96................................  $ 62,202,545
        33,285  Halifax Building Society,
                  5.63%-5.73%,
                  12/11/95-1/3/96................................    33,180,815
        35,000  Hanson Finance (U.K.) PLC,
                  5.63%-5.65%,
                  12/4/95-3/1/96.................................    34,639,507
         6,000  Hewlett-Packard Co.,
                   5.60%, 2/29/96................................     5,916,000
        20,000  IBM Credit Corp.,
                  5.65%, 1/29/96.................................    19,814,806
        62,400  Merrill Lynch & Co. Inc.,
                  5.65%-5.70%,
                  12/4/95-2/29/96................................    61,927,528
        55,000  Morgan (J.P.) & Co. Inc.,
                  5.61%-5.62%,
                  1/5/96-1/31/96.................................    54,537,808
        54,300  Morgan Stanley Group Inc.,
                  5.70%, 2/5/96-2/12/96..........................    53,688,232
         5,000  Oesterreichische Kontrollbank AG,
                  5.72%, 1/8/96..................................     4,969,811
         8,000  Pitney Bowes Credit Corp.,
                  5.64%, 12/1/95.................................     8,000,000
         4,000  Prudential Funding Corp.,
                  5.65%, 12/14/95................................     3,991,839
        25,000  Queensland Treasury Corp.,
                  5.64%, 1/8/96..................................    24,851,167
        15,000  Rabobank USA Financial Corp.,
                  5.60%, 2/26/96.................................    14,797,000
        51,650  Republic New York Corp.,
                  5.60%-5.66%,
                  12/11/95-1/18/96...............................    51,380,037
        63,000  Royal Bank of Canada,
                  5.61%-5.70%,
                  1/29/96-2/2/96.................................    62,393,393
        10,000  Societe Generale N.A. Inc.,
                  5.61%, 12/22/95................................     9,967,275
         8,500   Student Loan Corp.,
                  5.705%, 1/22/96................................     8,429,955
        64,150  Svenska Handelsbanken Inc.,
                  5.62%-5.73%,
                  12/27/95-3/29/96...............................    63,532,516
        41,000  Sweden (Kingdom of),
                  5.65%-5.70%,
                  1/16/96-2/28/96................................    40,508,444

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
$       52,000  Swedish Export Credit Corp.,
                  5.62%-5.64%,
                  12/11/95-12/22/95..............................$   51,863,308
        15,400  Toronto-Dominion Holdings
                  USA Inc., 5.71%, 1/8/96........................    15,307,181
        52,965  Transamerica Finance Corp.,
                  5.62%-5.76%,
                  12/5/95-1/30/96................................    52,688,478
        14,100  U.S. Borax & Chemical Corp.,
                  5.63%, 3/4/96..................................    13,892,722
                                                                 --------------
Total Commercial Paper
  (amortized cost--$1,424,014,349)...............................$1,424,014,349
                                                                 --------------
Corporate Notes--2.9%
$       15,000  CIT Group Holdings Inc., VRDN*,
                  5.89%, 9/26/96.................................$   14,989,835
        33,500  General Electric Capital Corp.,
                  VRDN*, 5.84%-6.05%,
                  1/10/96-8/16/96................................    33,499,946
                                                                 --------------
Total Corporate Notes
  (amortized cost--$48,489,781)..................................$   48,489,781
                                                                 --------------
Repurchase Agreement--.8%
$       14,000  J.P. Morgan Securities Inc.,
                  dtd. 11/30/95, 5.90%, 12/1/95
                  (proceeds at maturity $14,002,294,
                  collateralized by $14,035,000 par,
                  $14,280,613 value U.S. Treasury
                  Notes, 6.875%, 10/31/96)
                  (amortized cost-$14,000,000)...................$   14,000,000
                                                                 --------------
Total Investments
  (amortized cost $1,678,187,666+).......................100.4%  $1,678,187,666
Other Liabilities in Excess
  of Other Assets........................................ (0.4)      (7,058,305)
                                                         -----   --------------
Total Net Assets
  (applicable to 1,671,168,463 shares
  outstanding at $1.00 per share)........................100.0%  $1,671,129,361
                                                         =====   ==============

GOVERNMENT PORTFOLIO

U.S. Government Securities--96.6%
$       15,000  Federal Farm Credit Bank, VRDN*,
                  5.87%-5.95%,
                  3/21/96-5/9/96.................................$   14,997,946

November 30, 1995

--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO (cont'd)

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
U.S. Government Securities (cont'd)
$       47,300  Federal Home Loan Bank,
                  5.56%-5.80%,
                  12/1/95-2/6/96.................................  $ 47,173,400
        43,000  Federal National
                  Mortgage Association,
                  5.53%-5.61%,
                  12/7/95-1/30/96................................    42,740,515
                                                                   ------------
Total U.S. Government Securities
  (amortized cost--$104,911,861).................................  $104,911,861
                                                                   ------------
Repurchase Agreement--9.2%
$       10,000  J.P. Morgan Securities Inc.,
                  dtd. 11/30/95, 5.90%, 12/1/95
                  (proceeds at maturity $10,001,639,
                  collateralized by $10,165,000 par,
                  $10,203,119 value Federal Home
                  Loan Mortgage Corp., 5/13/96)
                  (amortized cost-$10,000,000)...................  $ 10,000,000
                                                                   ------------
Total Investments
  (amortized cost--$114,911,861+)......................... 105.8%  $114,911,861
Other Liabilities in Excess of
  Other Assets............................................  (5.8)    (6,336,831)
                                                           -----   ------------
Total Net Assets (applicable to 108,596,523
  shares outstanding at $1.00 per share).................. 100.0%  $108,575,030
                                                           =====   ============
GENERAL MUNICIPAL PORTFOLIO

Alabama--1.9%
$        1,600  Alabama Pvt. Clges. & Univs., FAR,
                  Ser. A, VRDN* (Insd.; FGIC),
                  3.60%, 12/6/95.................................  $  1,600,000
           575  Fairfield IDB, EIR,
                  USX Corp. Proj. (LC;
                  Wachovia Bank), 3.70%,
                  5/1/96**                                              575,000
                                                                   ------------
                                                                      2,175,000
                                                                   ------------
Alaska--4.8%
         3,600  Alaska St. HF Corp.,
                  Ser. A, VRDN*,
                  3.625%, 12/6/95................................     3,600,000


Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
Alaska (cont'd)
$        2,000  Valdez Marine Term. Rev.,
                  Arco Transn. Proj.,
                  Ser. B, VRDN*,
                  3.75%, 12/6/95.................................  $  2,000,000
                                                                   ------------
                                                                      5,600,000
                                                                   ------------
Arizona--6.0%
         1,000  Arizona Edl. Ln. Mktg. Corp.,
                  ELR, Ser. A, VRDN*
                  (LC; Dresdner Bank AG),
                  3.80%, 12/6/95.................................     1,000,000
         4,000  Cochise Cnty. PCR, SWDR,
                  Arizona Elec. Pwr. Coop. Inc.
                  Proj., 3.90%, 3/1/96***........................     4,000,000
         2,000  Maricopa Cnty. PCC, PCR,
                  So. California Edison Palo Verdi
                  Proj., 3.70%, 2/1/96...........................     2,000,000
                                                                   ------------
                                                                      7,000,000
                                                                   ------------
California--6.1%
                California HEL Auth.,
         1,000  Ser. A (LC; Nat'l. Westminster
                  Bank PLC), 4.35%, 5/1/96**.....................     1,000,000
         1,000  Ser. E-5 (CS; SLMA),
                  4.25%, 6/1/96**................................     1,000,000
         1,000  California Hsg. FAGR,
                  Home Mtg. Prog., Ser. E,
                  4.60%, 2/1/96**................................     1,000,000
         2,000  California St. RAW's,
                  Ser. C, dtd. 7/26/94,
                  5.75%, 4/25/96.................................     2,008,508
         2,000  Ukiah Elec. Rev.,
                  Ser. A,
                  8.00%, 6/1/96..................................     2,121,806
                                                                   ------------
                                                                      7,130,314
                                                                   ------------
Colorado--1.7%
         2,000  Colorado St. GFR, TRAN's,
                  Ser A, dtd. 7/6/95,
                  4.50%, 6/27/96.................................     2,008,805
                                                                   ------------
Florida--1.2%
         1,350  Putnam Cnty. Dev. Auth., PCR,
                  Seminole Elec. Co. Proj.,
                  Ser. H-1, VRDN*,
                  3.65%, 12/6/95.................................     1,350,000
                                                                   ------------
Hawaii--.9%
         1,000  Secondary Mkt. Svcs. Corp., SLR,
                  Ser. II, VRDN* (LC; Nat'l.
                  Westminster Bank PLC),
                  3.70%, 12/6/95.................................     1,000,000
                                                                   ------------

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
Illinois--10.3%
$        6,300  Chicago O'Hare Int'l. Arpt.,
                  Ser. B, VRDN*
                  (LC; Societe Generale Bank),
                  3.80%, 12/6/95.................................  $  6,300,000
         1,000  Chicago Tender Notes,
                  Ser. A (LC; Morgan Guaranty
                  Trust Co., Inc.), 3.75%, 5/1/96**..............     1,000,000
         1,800  Illinois Hlth. FAR,
                  Hosp. Sisters Svc. Proj., Ser. E,
                  VRDN* (Insd.; MBIA),
                  3.60%, 12/6/95.................................     1,800,000
         2,800  Parkside Dev. Corp. Proj.,
                  VRDN* (LC: First Nat'l. Bank
                  of Chicago), 3.70%, 12/6/95....................     2,800,000
                                                                   ------------
                                                                     11,900,000
                                                                   ------------
Indiana--3.9%
         3,830  Indiana Bond Bank,
                  Com. Sch. Fd., Adv. Pur. Fdg.,
                  (Insd.; AMBAC),
                  3.90%, 2/1/96**................................     3,832,494
           650  Mt. Vernon PCR, SWDR,
                  General Elec. Co. Proj.,
                  3.95%, 1/29/96.................................       650,000
                                                                   ------------
                                                                      4,482,494
                                                                   ------------
Kansas--.7%
           800  Butler Cnty. SWDR,
                  Texaco Inc. Refng. & Marketing
                  Proj., Ser. A, VRDN*,
                  3.85%, 12/1/95.................................       800,000
                                                                   ------------
Kentucky--6.7%
           200  Boone Cnty. PCR,
                  Cincinnati Gas & Elec. Co.
                  Proj., Ser. A, VRDN*
                  (LC; Union Bank of Switzerland),
                  3.85%, 12/1/95.................................       200,000
         4,000  Graves Cnty. IDA,
                  Seaboard Farms of Kentucky Inc.
                  Proj., VRDN* (LC; Bank of New
                  York), 3.85%, 12/7/95..........................     4,000,000
         3,600  Mayfield Cnty. IDR,
                  Seaboard Farms of Kentucky Inc.
                  Proj., VRDN* (LC; Bank of New
                  York), 3.85%, 12/7/95..........................     3,600,000
                                                                   ------------
                                                                      7,800,000
                                                                   ------------
Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
Louisiana--4.5%
$          200  Calcasieu Parish Inc. IDB, Env.
                  Rev., Citgo Petroleum Corp.
                  Proj., VRDN* (LC; Banque
                  Nationale de Paris),
                  3.90%, 12/1/95.................................  $    200,000
         2,950  Louisiana Public FAR,
                  Clge. & Univ. Equip.
                  & Cap. Proj., Ser. A,
                  VRDN* (Insd.; FGIC),
                  3.60%, 12/6/95.................................     2,950,000
         1,000  Orleans Parish Sch. Brd.,
                  Ser. A (Insd.; MBIA),
                  7.00%, 6/1/96..................................     1,035,881
         1,000  St. Charles Parish PCR,
                  Shell Oil Co. NorCo. Proj.,
                  VRDN*,
                  3.80%, 12/1/95.................................     1,000,000
                                                                   ------------
                                                                      5,185,881
                                                                   ------------
Maryland--2.8%
         3,300  Anne Arundel Cnty. EDR,
                  Baltimore Gas & Elec. Co.
                  Proj.,
                  3.80%-3.95%,
                  12/13/95-1/29/96...............................     3,300,000
                                                                   ------------
Massachusetts--1.0%
         1,165  Massachusetts Hsg. FAGR,
                  Single Fam. Mtg. Prog.,
                  4.15%, 6/1/96**................................     1,165,000
                                                                   ------------
Minnesota--3.4%
         3,000  Hubbard Cnty. SWDR,
                  Potlatch Corp. Proj.,
                  VRDN* (LC; Credit Suisse),
                  3.80%, 12/6/95.................................     3,000,000
           250  Minnesota St. HFA,
                  Ser. D (Insd.; MBIA),
                  3.80%, 8/1/96..................................       250,000
           750  University of Minn., Univ. Revs.,
                  Ser. G, 3.65%, 2/1/96***.......................       750,000
                                                                   ------------
                                                                      4,000,000
                                                                   ------------
Missouri--1.4%
                Missouri EIERA, PCR,
                  Union Elec. Co. Proj.,
           600    Ser. A (LC; Swiss Bank Corp.),
                  4.00%, 6/1/96***...............................       600,000
         1,000    Ser. B (LC; Union Bank of
                  Switzerland), 4.00%, 6/1/96***.................     1,000,000
                                                                   ------------
                                                                      1,600,000
                                                                   ------------

November 30, 1995

--------------------------------------------------------------------------------

GENERAL MUNICIPAL PORTFOLIO (cont'd)

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
Nebraska--2.2%
$        1,600  Nebraska HEL Prog.,
                  Ser. C, VRDN*
                  (CS; SLMA),
                  3.75%, 12/6/95.................................  $  1,600,000
         1,000  Omaha Pub. Pwr. Dist., Elec.
                  Rev., Ser. A,
                  3.90%, 2/1/96..................................     1,000,651
                                                                   ------------
                                                                      2,600,651
                                                                   ------------
Nevada--.6%
           700  Clark Cnty. AIR,
                  Sub Lien, Ser. A-2,
                  VRDN* (LC; Toronto Dominion
                  Bank), 3.75%, 12/6/95..........................       700,000
                                                                   ------------
New Hampshire--1.8%
         1,100  New Hampshire St. BFA, PCR,
                  Pub. Svc. Co. of New Hampshire
                  Proj., Ser. D, VRDN* (LC; Barclays
                  Bank PLC), 3.85%, 12/6/95......................     1,100,000
         1,000  New Hampshire St. HFA,
                  Single Fam. Mtg. Rev., Ser. F,
                  4.55%, 4/1/96**................................     1,000,000
                                                                   ------------
                                                                      2,100,000
                                                                   ------------
New Mexico--2.2%
         2,600  Farmington PCR,
                  Arizona Pub. Svc. Co. Proj.,
                  Ser C,VRDN* (LC; Union Bank
                  of Switzerland), 3.80%, 12/1/95................     2,600,000
                                                                   ------------
New York--4.5%
         1,200  Nassau Cnty. TAN's,
                  Ser. B, dtd. 9/26/95,
                  4.50%, 4/15/96.................................     1,202,618
         1,000  New York St. ERDA, PCR,
                  Rochester Gas & Elec. Corp.
                  Proj., (LC; Credit Suisse),
                  3.75%, 11/15/96***.............................     1,000,000
         1,000  New York St. JDA, St. Gtd.,
                  Ser. B, VRDN*,
                  4.05%, 12/1/95.................................     1,000,000
         2,000  New York St. PAR,
                  3.85%, 3/1/96***...............................     2,000,000
                                                                   ------------
                                                                      5,202,618
                                                                   ------------
Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
Ohio--.9%
$        1,000  Ohio St. Air Quality DAR,
                  JMG Fdg. Ltd. Proj., Ser. B,
                  VRDN* (LC; Societe Generale
                  Bank), 3.70%, 12/6/95..........................  $  1,000,000
                                                                   ------------
Oregon--1.7%
                Oregon St. GO, Ser. C,
         1,000    Higher Ed.,
                  3.95%, 3/1/96..................................     1,000,000
           905    Pollution Ctl.,
                  8.75%, 6/1/96..................................       927,454
                                                                   ------------
                                                                      1,927,454
                                                                   ------------
Pennsylvania--6.3%
         1,700  Emmaus GAR,
                  Ser. C-8, VRDN*
                  (LC; Midland Bank PLC),
                  3.80%, 12/6/95.................................     1,700,000
         2,000  Pennsylvania St. HEA, SLR,
                  Ser. A, VRDN*
                  (CS; SLMA),
                  3.80%, 12/7/95.................................     2,000,000
         1,000  Philadelphia TRAN's,
                  Ser. A, dtd. 7/6/95,
                  4.50%, 6/27/96.................................     1,003,027
         2,000  Upper Allegheny JSA,
                  4.50%, 1/15/96**...............................     2,001,667
           600  York Cnty. IDA, IDR,
                  Preston Trucking Co. Proj.,
                  VRDN* (LC; Mellon Bank),
                  3.65%, 12/1/95.................................       600,000
                                                                   ------------
                                                                      7,304,694
                                                                   ------------
Rhode Island--.9%
         1,000  Rhode Island HMFC,
                  Home Ownership Oppty. Prog.,
                  Ser. B, 3.90%, 6/27/96**.......................     1,000,000
                                                                   ------------
South Carolina--.8%
           985  York Cnty. PCR,
                  Saluda River Proj., Ser. '84E,
                  3.80%, 2/15/96***..............................       985,000
                                                                   ------------
Tennessee--3.7%
         2,300  Hamilton Cnty. IDR,
                  Seaboard Feed of Chattanooga
                  Proj., VRDN* (LC; Bank of
                  New York), 3.85%, 12/7/95......................     2,300,000

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
Tennessee (cont'd)
$        2,000  Metropolitan Nashville Arpt.,
                  VRDN* (Insd.; FGIC),
                  3.65%, 12/6/95.................................  $  2,000,000
                                                                   ------------
                                                                      4,300,000
                                                                   ------------
Texas--8.2%
         1,000  Brazos HEA,
                  Ser. B-1, VRDN*
                  (CS; SLMA),
                  3.75%, 12/6/95.................................     1,000,000
         2,300  Brazos River Auth., PCR,
                  Texas Utils. Elec. Co. Proj., Ser. A,
                  (LC; Canadian Imperial Bank),
                  3.95%, 2/8/96..................................     2,300,000
           300  Grapevine IDR,
                  American Airlines Inc. Proj.,
                  Ser. B-3, VRDN* (LC; Morgan
                  Guaranty Trust Co., Inc.),
                  3.85%, 12/1/95.................................       300,000
         1,000  Harris Cnty. Hosp. Dist., Mtg. Rev.,
                  8.50%, 4/1/96..................................     1,057,811
         2,000  Texas A&M Univ., Perm.
                  Univ. Fd., Ser. B,
                  3.80%, 12/8/95.................................     2,000,000
           790  Texas HEA, EEIR,
                  Ser. B, VRDN*
                  (Insd.; FGIC),
                  3.60%, 12/6/95.................................       790,000
         2,000  Texas St. TRAN's,
                  Ser. A, dtd. 9/1/95,
                  4.75%, 8/30/96.................................     2,010,885
                                                                   ------------
                                                                      9,458,696
                                                                   ------------
Utah--2.6%
         1,000  Intermountain Pwr. Agy.,
                  PSR, Ser. E
                  (LC; Swiss Bank Corp.),
                  3.80%, 3/15/96***..............................     1,000,000
         2,000  Utah St. Brd. Regents SLR,
                  Ser. L, VRDN*
                  (Insd.; AMBAC),
                  3.85%, 12/6/95.................................     2,000,000
                                                                   ------------
                                                                      3,000,000
                                                                   ------------
Washington--.5%
           615  Washington St. HF Cmnty.,
                  Single Fam. Mtg. Prog., Ser. 1A,
                  4.10%, 6/1/96**................................       615,000
                                                                   ------------

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
Wisconsin--3.6%
$        4,200  Wisconsin HFFAR,
                  Hosp. Sisters Svc. Proj.,
                  Ser. G, VRDN* (Insd.; MBIA),
                  3.60%, 12/6/95.................................  $  4,200,000
                                                                   ------------

Wyoming--.9%
         1,000  Sweetwater Cnty. EIR,
                  Pacificorp Proj., Ser. A
                  (LC; Westdeutsche Landesbank),
                  3.90%, 1/26/96.................................     1,000,000
                                                                   ------------
Total Investments
  (amortized cost--$114,491,607+).........................  98.7%   114,491,607
Other Assets in Excess
  of Other Liabilities....................................   1.3      1,472,966
                                                           -----   ------------
Total Net Assets
  (applicable to 116,057,333 shares
  outstanding at $1.00 per share)......................... 100.0%  $115,964,573
                                                           =====   ============

CALIFORNIA MUNICIPAL PORTFOLIO

California--98.8%
$        1,000  Alameda Cnty. TA, STR,
                  (Insd.; FGIC),
                  4.50%, 5/1/96..................................  $  1,003,236
           500  California EFAR,
                  Stanford Univ. Proj., Ser. G.,
                  8.10%, 12/1/95.................................       518,777
         1,000  California HFF,
                  Scripps Mem. Hosp. Proj., Ser. A,
                  VRDN* (LC; Morgan Guaranty
                  Trust Co., Inc.), 3.40%, 12/7/95...............     1,000,000
                California HFFAR, Kaiser
                  Permanente Proj., VRDN*,
         3,000    Ser. A, 3.45%, 12/6/95.........................     3,000,000
           500    Ser. B, 3.45%, 12/6/95.........................       500,000
         4,300    Mem. Hlth. Svcs. Proj.,
                  VRDN*,
                  3.45%, 12/6/95.................................     4,300,000
         1,000  California Hsg. FAGR,
                  Home Mtg. Prog., Ser. E,
                  4.60%, 2/1/96**................................     1,000,000

November 30, 1995

--------------------------------------------------------------------------------

CALIFORNIA MUNICIPAL PORTFOLIO (cont'd)

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
                California PCFA, PCR,
                  Homestake Mining Proj.,
                  VRDN* (LC; Bank of Nova Scotia),
$        2,200    Ser. 84A, 3.50%, 12/6/95.......................  $  2,200,000
           800    Ser. 84B, 3.50%, 12/6/95.......................       800,000
                  Pacific Gas & Elec. Co. Proj.,
         2,000    Ser. A (LC; Swiss Bank Corp.),
                  3.80%, 12/7/95.................................     2,000,000
         1,500    Ser. C (LC; Credit Suisse),
                  3.55%, 12/11/95................................     1,500,000
                  So. Cal. Edison Proj.,
         2,000    Ser. B,
                  3.55%, 2/2/96..................................     2,000,000
                  VRDN*,
           100    Ser. B, 3.85%, 12/1/95.........................       100,000
           500    Ser. C, 3.85%, 12/1/95.........................       500,000
           200    Ser. D, 3.85%, 12/1/95.........................       200,000
         4,400  California PCFA, PCR, RRR,
                  Wadham Energy Proj., Ser. C,
                  VRDN* (LC; Banque Nationale de
                  Paribas), 3.90%, 12/6/95.......................     4,400,000
                California PCFA, RRR,
           200    Burney Forest Prod. Proj., Ser. A,
                  VRDN* (LC; Nat'l. Westminster
                  Bank PLC), 3.85%, 12/1/95......................       200,100
         1,300    Delano Proj.,
                  VRDN* (LC; ABN-Amro Bank),
                  3.75%, 12/1/95.................................     1,300,000
           600    Ultrapower Malaga Corp. Proj.,
                  VRDN* (LC; Bank of America),
                  Ser. B, 3.80%, 12/1/95.........................       600,000
         1,100  California St. DWR,
                  Cent. Vy. Proj.,
                  VRDN* (LC; Canadian Imperial
                  Bank), 3.50%, 12/6/95..........................     1,100,000
         4,507  California St. DWR, Rev.,
                  3.50%-3.65%, 12/5/95-12/21/95..................     4,507,000
         5,700  California St. RAW's,
                  Ser. C, dtd. 7/26/94,
                  5.75%, 4/25/96.................................     5,749,840
                California SCD Corp. Rev., Ind'l. Dev.,
           445  Florestone Prod. Proj.,
                  VRDN* (LC; Bank of Tokyo),
                  3.95%, 12/6/95.................................       445,000
         1,800    South Bay Circuits Proj.,
                  VRDN* (CS; California St. Tchrs.
                  Ret. Fd.), 3.95%, 12/6/95......................     1,800,000

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
$          200  California SCD Auth., SWFR,
                  Chevron USA Inc. Proj.,
                  VRDN*, 3.70%, 12/1/95..........................  $    200,000
         3,000  Contra Costa TA, STR,
                  Ser. A, VRDN* (Insd.; FGIC),
                  3.45%, 12/6/95.................................     3,000,000
         1,000  East Bay MUD,
                  3.50%, 1/22/96.................................     1,000,000
         2,000  Loma Linda HR,
                  Loma Linda Univ. Med. Ctr.
                  Proj., Ser. C, VRDN*
                  (LC; Ind'l. Bank of Japan),
                  4.35%, 12/7/95.................................     2,000,000
           900  Long Beach HFR,
                  Mem. Hlth. Svcs. Proj.,
                  VRDN*, 3.45%, 12/6/95..........................       900,000
         2,300  Los Angeles Cnty. DWP,
                  3.55%, 1/31/96.................................     2,300,000
           680  Los Angeles Cnty. IDA, IDR,
                  Hon Industries Inc. Proj.,
                  VRDN*, 3.40%, 12/6/95..........................       680,000
         3,000  Los Angeles Cnty. Met. TA, Ser. A,
                  (LC; ABN-Amro Bank, Banque
                  Nationale de Paribas and Nat'l.
                  Westminster Bank PLC),
                  3.55%-3.70%, 12/6/95-12/18/95..................     3,000,000
         1,000  Metropolitan WD of So. California,
                  3.70%, 12/7/95.................................     1,000,000
         1,000  Monterey Cnty. FAR,
                  Reclamation & Dist. Proj., VRDN*
                  (LC; Dai-Ichi Kangyo Bank),
                  4.15%, 12/7/95.................................     1,000,000
           890  Morgan Hill Redev. Agy., Tax Alloc.,
                  Ojo De Agua Cmnty. Dev. Proj.,
                  7.875%, 3/1/96.................................       931,556
         1,100  Northern California Pwr. Agy.,
                  PPR, (Insd.; AMBAC),
                  7.50%, 7/1/96..................................     1,160,997
         2,000  Sacramento Cnty. TRAN's,
                  dtd. 7/5/95, 4.75%, 10/4/96....................     2,013,901
         2,000  Sacramento MUD, Ser. I
                  (LC; Bayerische Landesbank
                  Girozentrale), 3.60%, 12/13/95.................     2,000,000
         2,300  San Joaquin Cnty. TA, STR,
                  VRDN* (LC; Sumitomo Bank),
                  3.95%, 12/6/95.................................     2,300,000
           500  Santa Ana HFR,
                  Multi Modal-Town & Ctry. Proj.,
                  VRDN* (LC; Banque Nationale de
                  Paribas), 3.70%, 12/1/95.......................       500,000

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
$        5,700  Santa Clara Cnty. Fing. Auth., Lease
                  Rev., VMC Fac. Replacement Proj.,
                  Ser. B, VRDN* (LC; Union Bank
                  of Switzerland), 3.45%, 12/6/95................  $  5,700,000
           500  Santa Clara Vy. WD,
                  5.75%, 6/1/96..................................       506,374
         2,000  Ukiah Elec. Rev.,
                  Ser. A, 8.00%, 6/1/96..........................     2,121,806
         2,000  West Basin WD,
                  3.50%-3.70%, 1/24/96-2/26/96...................     2,000,000
                                                                   ------------
Total Investments
  (amortized cost-$75,038,587+).........................   98.8%   $ 75,038,587
Other Assets in Excess
  of Other Liabilities..................................    1.2         873,500
                                                          -----    ------------
Total Net Assets
  (applicable to 75,933,638 shares
  outstanding at $1.00 per share).......................  100.0%   $ 75,912,087
                                                          =====    ============
NEW YORK MUNICIPAL PORTFOLIO

New York--101.1%
$        2,000  Albany GO,
                  (Insd.; AMBAC),
                  3.65%, 1/15/96.................................  $  2,000,000
         1,000  Albany Cnty. GO,
                  South Mall Constr. Proj.,
                  Ser. A (Insd.; FGIC),
                  4.30%, 4/1/96..................................     1,001,378
         1,000  Monroe Cnty. BAN's,
                  Ser. A, dtd. 6/8/95,
                  4.50%, 6/7/96..................................     1,002,977
                Nassau Cnty. BAN's,
         1,000    Ser. E, dtd. 6/30/95,
                  4.25%, 3/15/96.................................     1,001,671
         1,000    Ser. F, dtd. 8/30/95,
                  4.50%, 3/15/96.................................     1,001,824
         1,000  Nassau Cnty. GO,
                  Ser. H (Insd.; MBIA),
                  3.80%, 6/15/96.................................     1,001,564
                New York City GO,
           200    Ser. A-7, VRDN*
                  (LC; Morgan Guaranty Trust
                  Co., Inc.), 3.70%, 12/1/95.....................       200,000
           500  Ser. B-4, VRDN*
                  (LC; Union Bank of Switzerland),
                  4.00%, 12/1/95.................................       500,000
           100  Ser. E-2, VRDN*
                  (LC; Ind'l. Bank of Japan),
                  3.85%, 12/1/95.................................       100,000

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
$          500  New York City IDA, CFR,
                  Childrens Oncology Soc. Proj.,
                  VRDN* (LC; Barclays Bank PLC),
                  3.45%, 12/6/95.................................  $    500,000
                  New York City IDA, IDR,
         1,000    JFK Field Hotel Assoc. Proj.,
                  VRDN* (LC; Banque Indosuez),
                  3.60%, 12/6/95.................................     1,000,000
         1,000    La Guardia Arpt. Assoc. Proj.,
                  VRDN* (LC; Banque Indosuez),
                  3.60%, 12/6/95.................................     1,000,000
           700  New York City IDA, SFR,
                  Compagnie Nationale Air Proj.,
                  VRDN* (LC; Societe Generale Bank),
                  3.50%, 12/6/95.................................       700,000
         2,000  New York City MFA,
                  3.80%-3.90%, 12/4/95-12/8/95...................     2,000,000
                New York City MWFASSR, Ser. A,
         1,500    7.00%, 6/15/96.................................     1,555,290
           200    VRDN*, 4.00%, 12/1/95..........................       200,000
         1,000  New York City TAN's,
                  Ser. A, dtd. 8/2/95,
                  4.50%, 2/15/96.................................     1,001,368
                New York City Trust CRR,
         2,000    Carnegie Hall Proj., VRDN*
                  (LC; Dai-Ichi Kangyo Bank),
                  4.05%, 12/6/95.................................     2,000,000
         1,500    Museum of Broadcasting Proj.,
                  VRDN* (LC; Sumitomo Bank),
                  4.00%, 12/6/95.................................     1,500,000
                New York St. DAR,
         1,100    Cornell Univ. Proj., Ser. B, VRDN*,
                  3.70%, 12/1/95.................................     1,100,000
         2,615    Metropolitan Museum of Art Proj.,
                  Ser. B, VRDN* (Insd.; MBIA),
                  3.25%, 12/6/95.................................     2,615,000
         1,400    Miriam Osborn Mem. Home Proj.,
                  Ser. A, VRDN* (LC; Banque
                  Nationale de Paribas),
                  3.60%, 12/6/95.................................     1,400,000
         1,980    New York Univ. Proj.,
                  (Insd.; MBIA),
                  6.625%, 7/1/96.................................     2,059,890
                  Sloan Kettering Mem. Hosp. Proj.,
                  VRDN* (LC; Chemical Bank),
         1,000    Ser. C, 3.65%, 12/8/95.........................     1,000,000
           800    Ser. D, 3.65%, 12/13/95........................       800,000
           750    Spl. Oblig. Bonds, St. Univ. Edl.
                  Fac. Proj., Ser. A, 6.40%, 5/1/96..............       758,094

November 30, 1995

--------------------------------------------------------------------------------

NEW YORK MUNICIPAL PORTFOLIO (cont'd)

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
$          500  New York St. EFC, PCR,
                  Revolving Fd. Pooled Ln. Prog.,
                  Ser. A, 3.70%, 9/15/96.........................  $    500,170
         2,000  New York St. EFC, SWDR,
                  General Elec. Co. Proj., Ser. A,
                  3.65%, 12/13/95................................     2,000,000
                New York St. ERDA, PCR,
         1,300    Cent. Hudson Gas & Elec. Co.
                  Proj., Ser. A, VRDN*
                  (LC; Union Bank of Switzerland),
                  3.80%, 12/7/95.................................     1,300,000
         1,000    New York St. Elec. & Gas Co. Proj.,
                  Ser. B, 3.85%, 10/15/96***.....................     1,000,000
                  Rochester Gas & Elec. Co. Proj.,
                  VRDN*,
         1,500    (LC; Bank of New York),
                  3.65%, 12/1/95.................................     1,500,000
         1,000    (LC; Credit Suisse),
                  3.75%, 11/15/96***.............................     1,000,000
         1,000  New York St. GO,
                  6.50%, 3/1/96..................................     1,007,033
                New York St. JDA, St. Gtd.,
                  VRDN*,
           785    Ser. B, 4.05%, 12/1/95.........................       785,000
                  Spl. Purp.,
         1,020    Ser. A, 4.05%, 12/1/95.........................     1,020,000
           810    Ser. B, 4.05%, 12/1/95.........................       810,000
         3,000  New York St. LGAC,
                  Ser. E, VRDN* (LC; Canadian
                  Imperial Bank), 3.55%, 12/6/95.................     3,000,000
                New York St. MCF, FAGR,
         1,200    Mt. Sinai Hosp. Proj., Ser. C,
                  VRDN*, 8.875%, 1/15/96.........................     1,258,976
         1,000  Insd. Mtg. Hosp. Prog., Ser. A.,
                  8.50%, 1/15/96.................................     1,025,916

Principal
Amount
(000)                                                                     Value
--------------------------------------------------------------------------------
$        1,000  New York St. PAR,
                  3.85%, 3/1/96***...............................  $  1,000,000
           635  Niagra Cnty. IDA, IDR,
                  Pyron Corp. Proj., VRDN*
                  (LC; Chemical Bank),
                  3.65%, 12/6/95.................................       635,000
         1,000  Port Auth. of New York & New Jersey,
                  Spl. Oblig. Bonds, Ser. 1, VRDN*,
                  3.65%, 12/1/95.................................     1,000,000
           851  Rensselaer Cnty. GO,
                  Ser. A (Insd.; FGIC), 5.50%, 5/1/96............       856,133
         1,000  St. Lawrence Cnty. IDA, EIR,
                  Reynolds Metals Co. Proj., VRDN*
                  (LC; Royal Bank of Canada),
                  3.60%, 12/6/95.................................     1,000,000
         1,000  Suffolk Cnty. IDA, IDR,
                  Nissequogue Cogen Ptnrs. Proj.,
                  VRDN* (LC; Toronto Dominion
                  Bank), 3.75%, 12/6/95..........................     1,000,000
         1,000  Suffolk Cnty. Wtr. Auth., BAN's,
                  VRDN*, dtd. 12/21/94,
                  3.65%, 12/6/95.................................     1,000,000
           450  Walkill IDA, PCR,
                  Reynolds Metals Co. Proj., VRDN*
                  (LC; Nat'l. Westminster Bank PLC),
                  3.80%, 12/6/95.................................       450,000
           750  Westchester Cnty. GO,
                  5.50%, 12/15/95................................       750,466
                                                                   ------------
Total Investments
  (amortized cost-$52,897,750+)........................... 101.1%  $ 52,897,750
Other Liabilities in Excess
  of Other Assets.........................................  (1.1)      (554,625)
                                                           -----   ------------
Total Net Assets
  (applicable to 52,366,926 shares
  outstanding at $1.00 per share)......................... 100.0%  $ 52,343,125
                                                           =====   ============

--------------------------------------------------------------------------------
  + Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
  * Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity shown is date of next rate change.
 ** These issues carry a mandatory put feature. Date shown is the exercise date of the put.
*** These issues carry an optional put feature. Date shown is the exercise date of the put.

See accompanying notes to financial statements.

General Abbreviations:

AIR             Airport Improvement Revenue
AMBAC           American Mortgage Bond Assurance Corporation
BAN             Bond Anticipation Note
BFA             Business Finance Authority
CFR             Civic Facility Revenue
CRR             Cultural Resources Revenue
CS              Credit Support
DAR             Dormitory Authority Revenue
DWP             Department of Water & Power
DWR             Department of Water Resources
EDR             Economic Development Revenue
EEIR            Educational Equipment & Improvement Revenue
EFAR            Educational Facilities Authority Revenue
EFC             Environmental Facilities Corporation
EIERA           Environmental Improvement & Energy
                  Resource Authority
EIR             Environment Improvement Revenue
ELR             Educational Loan Revenue
ERDA            Energy Research & Development Authority
FAR             Finance Authority Revenue
FAGR            Finance Agency Revenue
FGIC            Financial Guaranty Insurance Corporation
GAR             General Authority Revenue
GFR             General Fund Revenue
GO              General Obligation
HEA             Higher Education Authority
HEL             Higher Education Loan
HF              Housing Finance
HFA             Housing Finance Authority
HFF             Health Facilities Financing
HFFAR           Health Facilities Financing Authority Revenue
HFR             Health Facilities Revenue
HMFC            Housing & Mortgage Finance Corporation
HR              Hospital Revenue
IDA             Industrial Development Authority
IDB             Industrial Development Board
IDR             Industrial Development Revenue
JDA             Job Development Authority
JSA             Joint Sanitation Authority
LC              Letter of Credit
LGAC            Local Government Assistance Corporation
MBIA            Municipal Bond Investors Assurance Corporation
MCF             Medical Care Facilities
MFA             Municipal Finance Authority
MUD             Municipal Utility District
MWFASSR         Municipal Water Finance Authority Sewer System
                  Revenue
PAR             Power Authority Revenue
PCFA            Pollution Control Financing Authority
PCC             Pollution Control Corporation
PCR             Pollution Control Revenue
PPR             Public Power Revenue
PSR             Power Supply Revenue
RAW             Revenue Anticipation Warrant
RRR             Resource Recovery Revenue
SCD             Statewide Communities Development
SFR             Special Facilities Revenue
SLMA            Student Loan Marketing Association
SLR             Student Loan Revenue
SWDR            Solid Waste Disposal Revenue
SWFR            Solid Waste Facilities Revenue
STR             Sales Tax Revenue
TA              Transportation Authority
TAN             Tax Anticipation Note
TRAN            Tax Revenue Anticipation Note
WD              Water District

November 30, 1995

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                            General       California     New York
                                              Primary       Government     Municipal      Municipal      Municipal
                                              Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
Assets
     Investments, at value
     (amortized cost-$1,678,187,666,
     $114,911,861, $114,491,607,
     $75,038,587 and $52,897,750,
     respectively)........................  $1,678,187,666  $114,911,861  $114,491,607   $ 75,038,587   $52,897,750
     Cash.................................         505,758       123,350       173,667        237,882        97,605
     Receivable for investments sold......              --            --     1,100,090        100,292            --
     Receivable for capital stock sold....      31,031,767       396,891     2,448,150        523,397       376,568
     Interest receivable..................       1,045,635        95,405     1,004,640        541,166       484,815
     Deferred organization and
     prepaid expenses.....................          62,165         5,564         2,988          2,274         2,577
                                            --------------  ------------  ------------   ------------   -----------
     Total Assets.........................   1,710,832,991   115,533,071   119,221,142     76,443,598    53,859,315
                                            --------------  ------------  ------------   ------------   -----------

Liabilities
     Payable for investments purchased....              --            --       250,739             --       504,230
     Payable for capital stock redeemed...      35,848,885     6,700,816     2,812,594        401,356       913,553
     Investment advisory fee payable......          37,708         5,185         3,203          2,347         1,772
     Distribution assistance fee payable..          22,882         1,564         1,605          1,040           726
     Shareholder services fee payable.....          75,554         4,468         5,645          3,771         2,316
     Administrative services fee payable..           4,576           313           321            208           145
     Dividends payable....................       3,131,422       206,292       140,284         92,337        65,064
     Other payables and accrued
     expenses.............................         582,603        39,403        42,178         30,452        28,384
                                            --------------  ------------  ------------   ------------   -----------
     Total Liabilities....................      39,703,630     6,958,041     3,256,569        531,511     1,516,190
                                            --------------  ------------  ------------   ------------   -----------

Net Assets
     Par value ($.0001 per share,
     10 billion shares authorized
     for each portfolio)..................         167,117        10,860        11,606          7,593         5,237
     Paid-in-surplus......................   1,670,962,176   108,563,470   116,045,062     75,926,044    52,361,689
     Accumulated undistributed net
     realized gain (loss)
     on investments.......................              68           700       (92,095)       (21,550)      (23,801)
                                            --------------  ------------  ------------   ------------   -----------
     Total Net Assets.....................  $1,671,129,361  $108,575,030  $115,964,573    $75,912,087    $52,343,125
                                            ==============  ============  ============   ============   ============

     Fund shares outstanding..............   1,671,168,463   108,596,523   116,057,333     75,933,638     52,366,926
                                            --------------   ------------ -------------  ------------   ------------
     Net asset value, offering and
     redemption price per share $1.00.....           $1.00         $1.00         $1.00          $1.00          $1.00
                                            ==============  ============  ============   ============   ============

See accompanying notes to financial statements.

Year ended November 30, 1995

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                              General     California   New York
                                                    Primary    Government    Municipal    Municipal    Municipal
                                                    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
Investment Income
     Interest...................................   $95,791,581  $6,569,203   $5,063,373   $2,471,976   $1,997,808
                                                   -----------  ----------   ----------   ----------   ----------

Operating Expenses
     Investment advisory fee (note 2a)..........     6,577,551     549,734      619,378      319,052      261,993
     Distribution assistance fee (note 2b)......     4,231,722     296,807      336,589      169,188      139,776
     Transfer agent and dividend
      disbursement agent fees...................     2,405,213     100,539       97,057       24,360       30,189
     Administrative services fee................       551,441      36,391       42,996       22,243       17,419
     Registration fees..........................       464,679      33,314       78,474        5,192        1,675
     Shareholder services fee...................       295,993      21,429       24,182       12,678       12,895
     Reports and notices to shareholders........       145,964       5,998        7,762        4,609        4,084
     Custodian fees.............................       109,932      40,946       39,797        3,657        8,310
     Auditing, consulting and tax return
      preparation fees..........................        40,884      17,533       17,233       17,555       17,534
     Legal fees.................................        21,563       5,661        3,255        2,547        2,403
     Directors' fees and expenses...............        18,090      18,090       18,090       17,277       17,277
     Miscellaneous..............................       133,160       9,898       10,339       11,003       12,422
                                                   -----------  ----------   ----------   ----------   ----------
       Total operating expenses.................    14,996,192   1,136,340    1,295,152      609,361      525,977
       Less: Investment advisory fee
        waived (note 2a)........................           ---     (20,074)    (112,617)     (83,794)    (110,219)
                                                   -----------  ----------   ----------   ----------   ----------
       Net operating expenses...................    14,996,192   1,116,266    1,182,535      525,567      415,758
                                                   -----------  ----------   ----------   ----------   ----------
       Net investment income....................    80,795,389   5,452,937    3,880,838    1,946,409    1,582,050
                                                   -----------  ----------   ----------   ----------   ----------
       Net realized gain (loss)
        on security transactions
        (note 2e)...............................            68         700      (33,497)    (618,234)     (19,669)
                                                   -----------  ----------   ----------   ----------   ----------
     Net increase in net assets
      resulting from operations.................   $80,795,457  $5,453,637   $3,847,341   $1,328,175   $1,562,381
                                                   ===========  ==========   ==========   ==========   ==========

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN  NET ASSETS
--------------------------------------------------------------------------------

                                                      Primary Portfolio                    Government Portfolio

                                                    Year ended November 30,               Year ended November 30,
                                             ------------------------------------      -------------------------------
                                                   1995                 1994               1995              1994
                                             ---------------      ---------------      -------------     -------------
Operations
  Net investment income....................  $    80,795,389      $    47,757,069      $   5,452,937     $   3,944,731
  Net realized gain (loss)
   on security transactions................               68                  482                700               494
                                             ---------------      ---------------      -------------     -------------
  Net increase in net assets
   resulting from operations...............       80,795,457           47,757,551          5,453,637         3,945,225
                                             ---------------      ---------------      -------------     -------------
Dividends and Distributions
 to Shareholders
  Net investment income....................      (80,795,389)         (47,757,069)        (5,452,937)       (3,944,731)
  From other sources.......................               --              (22,925)                --           (19,562)
  Net realized gains.......................             (482)                (519)              (494)               --
                                             ---------------      ---------------      -------------     -------------
    Total dividends and
     distributions to
     shareholders..........................      (80,795,871)         (47,780,513)        (5,453,431)       (3,964,293)
                                             ---------------      ---------------      -------------     -------------

Fund Share Transactions
  Net increase (decrease) in
   net assets derived from
   fund share transactions.................      217,361,004           39,885,122         (4,642,930)      (14,644,277)
                                             ---------------      ---------------      -------------     -------------
  Increase due to voluntary capital
     contribution by adviser (note 2e).....               --                   --                 --                --
                                             ---------------      ---------------      -------------     -------------

    Total increase (decrease) in
     net assets............................      217,360,590           39,862,160         (4,642,724)      (14,663,345)

Net Assets
  Beginning of year........................    1,453,768,771        1,413,906,611        113,217,754       127,881,099
                                             ---------------      ---------------      -------------     -------------

  End of year..............................  $ 1,671,129,361      $ 1,453,768,771      $ 108,575,030     $ 113,217,754
                                             ===============      ===============      =============     =============

Shares Issued and Redeemed
 (all at $1.00 per share)
   Issued..................................    8,545,299,477        7,161,861,617        561,063,508       532,176,675
   Issued in reinvestment of
    dividends and distributions............       77,748,816           44,984,290          5,335,254         3,749,627
   Redeemed................................   (8,405,687,289)      (7,166,960,785)      (571,041,692)     (550,570,579)
                                             ---------------      ---------------      -------------     -------------

     Net increase (decrease)...............      217,361,004           39,885,122         (4,642,930)      (14,644,277)
                                             ===============      ===============      =============     =============

See accompanying notes to financial statements.

General Municipal Portfolio     California Municipal Portfolio    New York Municipal Portfolio

   Year ended November 30,          Year ended November 30,          Year Ended November 30,
---------------------------     -----------------------------     ----------------------------
    1995            1994             1995            1994              1995            1994
------------    ------------    ------------    -------------     -------------    -----------
$  3,880,838    $  2,339,750    $  1,946,409     $  1,213,588     $   1,582,050   $    950,379

     (33,497)            541        (618,234)           1,178           (19,669)         1,510
------------    ------------    ------------    -------------     -------------   ------------
   3,847,341       2,340,291       1,328,175        1,214,766         1,562,381        951,889
------------    ------------    ------------    -------------     -------------   ------------

  (3,880,838)     (2,339,750)     (1,946,409)      (1,213,588)       (1,582,050)      (950,379)
          --              --              --               --                --             --
          --              --              --               --                --             --
------------    ------------    ------------    -------------     -------------   ------------
  (3,880,838)     (2,339,750)     (1,946,409)      (1,213,588)       (1,582,050)       950,379
------------    ------------    ------------    -------------     -------------   ------------


   7,256,685        (931,784)     14,607,520       (1,019,116)        4,385,876      5,739,456
------------    ------------    ------------    -------------     -------------   ------------

          --              --         604,407               --                --             --
------------    ------------    ------------    -------------     -------------   ------------

   7,223,188        (931,243)     14,593,693       (1,017,938)        4,366,207      5,740,966

 108,741,385     109,672,628      61,318,394       62,336,332        47,976,918     42,235,952
------------    ------------    ------------    -------------     -------------   ------------
$115,964,573    $108,741,385    $ 75,912,087    $  61,318,394     $  52,343,125   $ 47,976,918
============    ============    ============    =============     =============   ============


 667,188,766     492,775,657     296,613,031      248,723,997       303,848,325    258,534,314

   3,738,051       2,232,370       1,848,545        1,143,418         1,487,169        888,182
(663,670,132)   (495,939,811)   (283,854,056)    (250,886,531)     (300,949,618)  (253,683,040)
------------    ------------    ------------    -------------     -------------   ------------

   7,256,685        (931,784)     14,607,520       (1,019,116)        4,385,876      5,739,456
============    ============    ============    =============     =============   ============

November 30, 1995

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

   Quest Cash Reserves, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund has five portfolios (the "Portfolio"): the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors (the "Adviser") and OCC Distributors (the "Distributor"), both majority-owned (99%) subsidiaries of Oppenheimer Capital, serve as each Portfolio's adviser and distributor, respectively. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   (a) Valuation of Investments

   Each Portfolio values its investments on the basis of amortized cost which approximates market value.

   (b) Federal Income Taxes

   Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes all of its taxable income to its shareholders; accordingly, no Federal income tax provision is required.

   (c) Deferred Organization Expenses

   The following costs were incurred by each Portfolio, respectively, in connection with its organization: Primary--$124,000, Government--$800, General--$9,000, California--$19,000 and New York--$21,000. These costs have been deferred and are being amortized to expense on a straight line basis over sixty months from commencement of each Portfolio's operations.

   (d) Security Transactions and Other Income

   Security transactions are accounted for on the trade date. Cost of securities sold is determined on the basis of identified cost. Interest income is accrued as earned. Premiums are amortized by each Portfolio and discounts are accreted by Primary and Government to interest income over the lives of the respective securities.

   (e) Dividends and Distributions

   Dividends from net investment income are declared daily and paid monthly by each Portfolio. Distributions of net realized short-term capital gains are declared and paid annually by each Portfolio.

   (f) Repurchase Agreements

   Each Portfolio may enter into repurchase agreements as part of its investment program. The Portfolio's custodian takes possession of the collateral pledged by the counterparty. The collateral is marked-to-market daily to ensure that the value, plus accrued interest, is at least equal to the repurchase price. In the event of default of the obligor to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   (g) Allocation of Expenses

   Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all the applicable Portfolios or another reasonable basis.

2. Investment Advisory Fee, Distribution Plan and Other Transactions with Affiliates

   (a) Under the Investment Advisory Agreement, each Portfolio pays the Adviser an investment advisory fee monthly at the annual rate of .50% of the first $100 million of average daily net assets, .45% on the next $200 million of average daily net assets, and .40% on average daily net assets in excess of $300 million. The Adviser has agreed to reimburse each Portfolio to the extent that the combined operating expenses of the Portfolio exceed 1.00% of its average
daily net assets for any fiscal year.   For the year ended November 30, 1995,
the Adviser waived $20,074, $112,617, $83,794 and $110,219 in investment advisory fees for Government, General, California and New York, respectively.

   (b) The Fund has adopted a Distribution Assistance Plan (the "Plan") pursuant to which each Portfolio pays the Adviser a fee monthly at an annual rate of .25% of each Portfolio's average daily net assets and the Adviser uses such amounts in their entirety for (i) payments to broker-dealers, banks and other financial intermediaries for their distribution assistance provided to the Portfolio and (ii) otherwise promoting the sale of shares of the Fund. For the year ended November 30,1995, the vast majority of all fees under the Plan were paid by the Adviser to Oppenheimer & Co., Inc., an affiliated broker-dealer of the Adviser.

   (c) A portion of the shareholder services fee for each Portfolio is payable to Oppenheimer & Co., Inc. Each Portfolio reimburses Oppenheimer & Co., Inc. for a portion of its costs in providing it with shareholder services; for the year ended November 30, 1995, such reimbursements were: Primary $281,524; Government $18,693; General $22,314; California $12,642; and New York $9,181.

   (d) Each Portfolio pays Oppenheimer & Co., Inc. and certain other broker-dealers for administrative services performed for shareholder accounts; for the year ended November 30, 1995, payments to Oppenheimer & Co., Inc. were:
Primary $486,997; Government $30,484; General $37,882; California $22,006; and New York $15,049.

   (e) On December 7, 1994 the Adviser voluntarily purchased from the California Municipal Portfolio $1,000,000 par, Orange County Tax and Revenue Anticipation Fixed Rate Notes, 4.50% coupon maturing July 19, 1995 and $1,000,000 par, Orange County Tax and Revenue Anticipation Floating Rate Notes at an amount $604,407 in excess of the securities' fair market value. The Portfolio recognized a realized loss on the sale and received a capital contribution of an equal amount from the Adviser. For tax purposes, the capital contribution was applied against the realized losses for the year ended November 30, 1995. Accordingly, such amount has been reclassified from paid-in-surplus to accumulated undistributed net realized loss on investments in the Statement of Assets and Liabilities.

3. Purchases and Sales of Securities

   For the year ended November 30, 1995, purchases and sales/maturities of investment securities were: Primary $9,736,213,188 and $9,600,638,852, respectively; Government $4,638,483,933 and $4,640,660,354, respectively; General $559,109,333 and $554,830,890, respectively; California $302,827,251 and $286,833,293, respectively; and New York $253,352,155 and $246,642,194, respectively.

4. Financial Instruments and Associated Risks

   Each Portfolio invests in issues which mature in thirteen months or less and are rated high quality by a nationally-recognized rating organization or, if not rated, are judged by the Adviser to be of comparable quality. Primary, in pursuing its policy of portfolio diversification, may have industry concentrations in excess of 5%; at November 30, 1995, such concentrations were Banking--34.4%, Finance--14.9%, Sovereign--11.5%, Brokerage--10.2%, Automotive--7.6% and

November 30, 1995

--------------------------------------------------------------------------------

Health/Hospital--6.6%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies and is diversified with respect to its investments in repurchase agreements. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States and by the District of Columbia and by their political subdivisions and duly constituted authorities. California and New York maintain non-diversified portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. Issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

5. Capital Loss Carryforward

   At November 30, 1995, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains for Federal income tax puposes were: General--$92,095 of which $13,684 will expire in 1997, $29,512 will expire in 1998, $1,302 will expire in 1999, $13,801 will expire in 2000, $299 will expire in 2001 and $33,497 will expire in 2003; California-- $21,550 of which $730 will expire in 1999, $5,856 will expire in 2000, $1,137 will expire in 2001 and $13,827 will expire in 2003; and New York--$23,801 of which $3,198 will expire in 2000, $934 will expire in 2001 and $19,669 will expire in 2003.

Financial Highlights (For a share outstanding throughout each year)
--------------------------------------------------------------------------------

                                                                                                                       RATIOS TO
                            INCOME FROM                     DIVIDENDS                                                   AVERAGE
                      INVESTMENT OPERATIONS             AND DISTRIBUTIONS                                             NET ASSETS
               ---------------------------------- --------------------------------                              --------------------
                                                    Divi-                Distri-
                                                  dends to              butions to
                                                  to Share-   Distri-     Share-      Net
     Net Asset            Net Realized             holders   butions to   holders    Asset         Net Assets,
       Value,     Net     Gain/(Loss)  Total from  from Net   holders    from Net    Value,            End of       Net     Net
     Beginning Investment on Security  Investment Investment from Other  Realized    End of  Total      Year    Operating Investment
      of Year    Income   Transactions Operations  Income     Sources     Gains       Year  Return*  (millions) Expenses   Income
     --------- ---------- ------------ ---------- ---------- ---------- ---------- -------- ------- ----------- --------- ----------
Primary Portfolio
Year
ended
November
30,
1995   $1.00  $0.051    $0.000 (1)      $0.051    ($0.051)       --      ($0.000)(1) $1.00   5.19%    $1,671.1  0.94%(2)  5.07%(2)
1994    1.00   0.032     0.000 (1)       0.032     (0.032)   ($0.000)(1)  (0.000)(1)  1.00   3.26%     1,453.8  0.91%     3.21%
1993    1.00   0.024     0.000 (1)       0.024     (0.024)    (0.000)(1)  (0.000)(1)  1.00   2.44%     1,413.9  0.90%     2.41%
1992    1.00   0.033     0.000 (1)       0.033     (0.033)       --       (0.000)(1)  1.00   3.38%     1,168.3  0.88%     3.34%
1991    1.00   0.057    (0.000)(1)       0.057     (0.057)       --          --       1.00   5.89%     1,249.0  0.86%     5.74%

(1) Less than $.0005 per share.
(2) Average net assets for the year ended November 30, 1995 were $1,594,387,722.

Government Portfolio
Year
ended
November
30,
1995   $1.00  $0.049(2) $0.000(1)       $0.049  ($0.049)       --      ($0.000)(1) $1.00   5.02%  $108.6   1.00%(2,3)4.91%(2,3)
1994    1.00   0.031(2)  0.000(1)        0.031   (0.031)   ($0.000)(1)     --       1.00   3.12%   113.2   0.95%(2)  3.08%(2
1993    1.00   0.022       --            0.022   (0.022)    (0.000)(1)     --       1.00   2.26%   127.9   1.00%     2.24%
1992    1.00   0.032(2)  0.000(1)        0.032   (0.032)       --       (0.000)(1)  1.00   3.24%   131.7   0.93%(2)  3.23%(2)
1991    1.00   0.055(2)    --            0.055   (0.055)       --          --       1.00   5.69%   142.2   0.84%(2)  5.62%(2)

(1) Less than $.0005 per share.
(2) Reflects a waiver of $.0002, $.0002, $.0002 and $.001 per share, respectively, in advisory fees in effect during each year. Had such waivers not occurred, the ratio of net operating expenses would have been 1.02%, 0.97%, 0.94% and 0.92%, respectively, and the ratio of net investment income would have been 4.89%, 3.06%, 3.22% and 5.54%, respectively.
(3) Average net assets for the year ended November 30, 1995 were $111,066,046.

---------------
  * Assumes reinvestment of all dividends and distributions.

--------------------------------------------------------------------------------

                                                                                                                       RATIOS TO
General Municipal Portfolio

Year ended November 30,
                           INCOME FROM                                                                                  AVERAGE
                      INVESTMENT OPERATIONS                                                                           NET ASSETS
                ------------------------------------                                                            --------------------
                                                     Dividends to
     Net Asset             Net Realized              Shareholders                Net Asset         Net Assets,
       Value,      Net      Gain/(Loss)   Total from   from Net    Capital         Value,            End of        Net       Net
     Beginning  Investment  on Security   Investment  Investment   Contribution    End of   Total      Year     Operating Investment
      of Year     Income    Transactions  Operations   Income      by Advisor      Period   Return*  (millions)  Expenses   Income
     ---------  ---------- -------------  ---------- ------------  ------------  ---------  ------- ----------- --------- ----------

1995   $1.00    $0.031(1)  ($0.000)(2)     $0.031     ($0.031)         --          $1.00     3.11%    $116.0    0.93%(1,3)3.07%(1,3)
1994    1.00     0.020(1)    0.000 (2)      0.020      (0.020)         --           1.00     2.04%     108.7    0.90%(1)  2.01%(1)
1993    1.00     0.017(1)   (0.000)(2)      0.017      (0.017)         --           1.00     1.74%     109.7    0.98%(1)  1.73%(1)
1992    1.00     0.026(1)   (0.000)(2)      0.026      (0.026)         --           1.00     2.66%     112.9    0.90%(1)  2.62%(1)
1991    1.00     0.042(1)    0.000 (2)      0.042      (0.042)         --           1.00     4.24%     100.1    0.88%(1)  4.20%(1)

(1) Reflects a waiver of $.001, $.001, $.0003, $.001 and $.001 per share, respectively, in advisory fees in effect during each year. Had such waivers not occurred, the ratio of net operating expenses would have been 1.02%, 1.01%, 1.01%, 1.00% and 0.98%, respectively and the ratio of net investment income would have been 2.98%, 1.90%, 1.70%, 2.52% and 4.10%, respectively.
(2) Less than $.0005 per share.
(3) Average net assets for the year ended November 30, 1995 were $126,528,413.

California Municipal Portfolio

Year ended November 30,
1995      $1.00   $0.031(1)       ($0.008)        $0.023  ($0.031)        $0.008  $1.00   3.10%   $75.9   0.82%(1,2)    3.05%(1,2)
1994       1.00    0.020(1)         0.000(3)       0.020   (0.020)         --      1.00   1.99%    61.3   0.85%(1)      1.99%(1)
1993       1.00    0.017(1)        (0.000)(3)      0.017   (0.017)         --      1.00   1.76%    62.3   0.85%(1)      1.75%(1)
1992       1.00    0.025(1)        (0.000)(3)      0.025   (0.025)         --      1.00   2.57%    61.2   0.60%(1)      2.51%(1)
March 20, 1991 (4)
 to November
 30, 1991  1.00    0.026(1)        (0.000)(3)      0.026   (0.026)         --      1.00   4.24%(5) 45.4   0.54%(1,5)    3.75%(1,5)

(1) Reflects a waiver of $.001, $.001, $.001 and $.004 per share in advisory fees and $.004 per share in advisory fees and reimbursement of other operating expenses, respectively, in effect during each period. Had such waivers and reimbursements not occurred, the ratio of net operating expenses would have been 0.95%, 0.97%, 0.98%, 1.02% and 1.08%, respectively and the ratio of net investment income would have been 2.92%, 1.87%, 1.62%, 2.09% and 3.21%, respectively.
(2) Average net assets for the year ended November 30, 1995 were $63,810,311.
(3) Less than $.0005 per share.
(4) Commencement of operations.
(5) Annualized.


New York Municipal Portfolio
Year ended November 30,
1995                 $1.00   $0.030(1)   ($0.000)(2)     $0.030  ($0.030)   --    $1.00   3.07%   $52.3   0.79%(1,3) 3.02%(1,3)
1994                  1.00    0.019(1)     0.000 (2)      0.019   (0.019)   --     1.00   1.92%    48.0   0.82%(1)   1.90%(1)
1993                  1.00    0.016(1)    (0.000)(2)      0.016   (0.016)   --     1.00   1.66%    42.2   0.79%(1)   1.64%(1)
1992                  1.00    0.025(1)    (0.000)(2)      0.025   (0.025)   --     1.00   2.56%    32.9   0.74%(1)   2.43%(1)
April 10, 1991 (4) to
 November 30, 1991    1.00    0.024(1)     (0.000)(2)     0.024   (0.024)   --     1.00   4.29%(5) 18.4   0.56%(1,5) 3.80%(1,5)

(1) Reflects a waiver of $.002, $.002, $.002 and $.005 per share in advisory fees and $.006 per share in advisory fees and reimbursement of other operating expenses, respectively, in effect during each period. Had such waivers and reimbursements not occurred, the ratio of net operating expenses would have been 1.00%, 1.01%, 1.03%, 1.19% and 1.43%, respectively and the ratio of net investment income would have been 2.81%, 1.71%, 1.40%, 1.98% and 2.93%, respectively.
(2) Less than $.0005 per share.
(3) Average net assets for the year ended November 30, 1995 were $52,398,588.
(4) Commencement of operations.
(5) Annualized.
* Assumes reinvestment of all dividends and distributions.

Report of Independent Accountants

To the Shareholders and Board of Directors of Quest Cash Reserves, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Primary Portfolio, the Government Portfolio, the General Municipal Portfolio, the California Municipal Portfolio and the New York Municipal Portfolio (constituting Quest Cash Reserves, Inc., hereafter referred to as the "Portfolio") at November 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
January 19, 1996

QUEST CASH RESERVES

Trustees and Officers
Joseph M. La Motta      Director, President
Paul Y. Clinton         Director
Thomas W. Courtney      Director
Lacy B. Herrmann        Director
George Loft             Director
Everett Alcenat         Vice President
Robert J. Bluestone     Vice President
Bernard H. Garil        Vice President
John C. Giusio, Jr.     Vice President
Matthew Greenwald       Vice President
Vikki Hanges            Vice President
Susan A. Murphy         Vice President
Sheldon Siegel          Treasurer
Deborah Kaback          Secretary
Leslie Klein            Assistant Treasurer
Maria Camacho           Assistant Secretary
Thomas E. Duggan        Assistant Secretary

Investment Adviser
OpCap Advisors
One World Financial Center
New York, NY 10281

Distributor
OCC Distributors
Two World Financial Center
New York, NY 10080

Custodian, Transfer and Shareholder Servicing Agent
State Street Bank and Trust Company
P.O. Box 8505
Boston, MA 02266


Table of Contents
President's Letter                         1
Investment Review                          2
Tax Information                            3
Schedules of Investments                   4
Statements of Assets and Liabilities      14
Statements of Operations                  15
Statements of Changes in Net Assets       16
Notes to Financial Statements             18
Financial Highlights                      21
Report of Independent Accountants         23

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus.


QUEST CASH RESERVES

              QUEST

PRIMARY PORTFOLIO
GOVERNMENT PORTFOLIO
GENERAL MUNICIPAL PORTFOLIO
CALIFORNIA MUNICIPAL PORTFOLIO
NEW YORK MUNICIPAL PORTFOLIO

Annual Report

November 30, 1995

Managed by
OpCap Advisors